Fair Value Measurements , Fair Value Measured on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
Liabilities:
Contingent consideration	$ 68	$ 142	$ 231
Recurring
Assets:
Corporate debt securities	5,542	4,661
Auction rate securities	97	103
Mortgage-backed securities	1,336	1,053
U.S. government and agency securities	3,116	3,898
Foreign government and agency securities	67	38
Certificates of deposit	54	6
Other asset-backed securities	542	541
Debt funds	2,123
Marketable equity securities	49	155
Exchange-traded funds	67	50
Derivative assets	175	394
Total assets	13,168	10,899
Liabilities:
Derivative liabilities	127	58
Contingent consideration	68	142
Total liabilities	195	200
Recurring | Level 1
Assets:
Corporate debt securities	0	0
Auction rate securities	0	0
Mortgage-backed securities	0	0
U.S. government and agency securities	1,251	1,833
Foreign government and agency securities	0	0
Certificates of deposit	0	0
Other asset-backed securities	0	0
Debt funds	0
Marketable equity securities	49	155
Exchange-traded funds	67	50
Derivative assets	89	213
Total assets	1,456	2,251
Liabilities:
Derivative liabilities	116	40
Contingent consideration	0	0
Total liabilities	116	40
Recurring | Level 2
Assets:
Corporate debt securities	5,533	4,651
Auction rate securities	0	0
Mortgage-backed securities	1,336	1,039
U.S. government and agency securities	1,865	2,065
Foreign government and agency securities	67	38
Certificates of deposit	54	6
Other asset-backed securities	542	541
Debt funds	2,123
Marketable equity securities	0	0
Exchange-traded funds	0	0
Derivative assets	86	181
Total assets	11,606	8,521
Liabilities:
Derivative liabilities	11	18
Contingent consideration	0	0
Total liabilities	11	18
Recurring | Level 3
Assets:
Corporate debt securities	9	10
Auction rate securities	97	103
Mortgage-backed securities	0	14
U.S. government and agency securities	0	0
Foreign government and agency securities	0	0
Certificates of deposit	0	0
Other asset-backed securities	0	0
Debt funds	0
Marketable equity securities	0	0
Exchange-traded funds	0	0
Derivative assets	0	0
Total assets	106	127
Liabilities:
Derivative liabilities	0	0
Contingent consideration	68	142
Total liabilities	$ 68	$ 142